Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0001169580
Registrant Name	AETOS MULTI-STRATEGY ARBITRAGE FUND LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES